Operating Leases	12 Months Ended
Mar. 31, 2013
Leases, Operating [Abstract]
Operating Leases Of Lessor Disclosure Text Block

6. Leases

The Company had no capital leases as of March 31, 2013 and 2012. The Company has operating leases expiring at various dates through 2031. Operating leases generally provide for early purchase options one year prior to expiration.

The following is a schedule, by year, of minimum operating lease payments due as of March 31, 2013 (in thousands):

Years ending March 31:
2014	$32,814
2015	30,306
2016	26,559
2017	22,603
2018	18,641
2019-2031	36,774
Total minimum payment required	$167,697

Lease expense in fiscal 2013, 2012 and 2011 was $38,129,000, $38,253,000 and $37,781,000, respectively.